Tanbreez Acquisition	12 Months Ended
Jun. 30, 2026
Tanbreez Acquisition [Abstract]
TANBREEZ ACQUISITION
31.	TANBREEZ ACQUISITION

On 29 April 2026, the Company completed the acquisition of the stage 2 equity interest in Tanbreez Mining Greenland, gaining control of Tanbreez Mining Greenland bringing its total ownership to 92.5% interest with the remaining 7.5% interest being held by EUR and gaining control. Prior to this date, the investment was accounted for an investment in joint venture using the equity method (note 13).

As Tanbreez is an exploration company, with a single exploration asset in Greenland the acquisition was not a business combination within the scope of IFRS 3 but rather an asset acquisition under the scope of IFRS 2, with the exploration asset being recorded at cost, being the historic cost of CRML’s original 42% interest and the cost of the remaining acquisition based on the fair value of the equity issued to acquire the remainder of the asset.

On 29 April 2026, the Company completed the acquisition of the Stage 2 equity interest in Tanbreez Mining Greenland, increasing its ownership interest from 42.0% to 92.5% and obtaining control. The remaining 7.5% interest is held by EUR. Before obtaining control, the Company accounted for its investment in Tanbreez Mining Greenland A/S as an investment in a joint venture using the equity method (Note 13).

Tanbreez Mining Greenland is an exploration-stage entity whose principal asset is a single mineral exploration asset in Greenland. The acquired set did not meet the definition of a business under IFRS 3 Business Combinations. Accordingly, the transaction was accounted for as an asset acquisition rather than a business combination.

The equity instruments issued as consideration were measured in accordance with IFRS 2 Share-based Payment. The exploration asset was recognised at cost, comprising the carrying amount of the Company’s previously held 42.0% interest and the fair value of the equity instruments issued to acquire the additional 50.5% interest. No goodwill was recognised.

The acquisition of CRML’s additional 50.5% interest in Tanbreez was accounted for as an asset acquisition. As the consideration was settled through the issue of CRML shares, the acquisition constituted an equity-settled share-based payment within the scope of IFRS 2 Share-based Payment. CRML measured the acquired 50.5% interest at $165 million, representing the fair value of the consideration transferred.

Tanbreez’s principal asset is an exploration and evaluation asset. Under IFRS 6 Exploration for and Evaluation of Mineral Resources, exploration and evaluation activities occur before the technical feasibility and commercial viability of extracting a mineral resource have been demonstrated. Consequently, there is limited observable information from which to determine a reliable fair value for the exploration and evaluation asset. Any valuation would depend on assumptions concerning the existence, quantity and quality of mineral resources, the probability of successful development and the future commercial viability of extraction. These assumptions can produce a broad range of possible values rather than a single reliably measurable amount.

IFRS 2 contains a rebuttable presumption that the fair value of the goods or assets received can be estimated reliably. CRML concluded that this presumption was rebutted because the fair value of the exploration and evaluation asset could not be measured reliably. Accordingly, the fair value of the assets acquired was measured indirectly by reference to the fair value of the CRML shares issued as consideration.

CRML determined the fair value of the equity consideration using the quoted market price of its shares on NASDAQ on 29 April 2026, being the acquisition date. Management concluded that the quoted share price provided the most reliable evidence of the fair value of the consideration transferred.

The resulting acquisition cost was allocated to the identifiable assets acquired and liabilities assumed based on their relative fair values. CRML determined that the carrying amounts of the acquired cash, property, plant and equipment, payables and borrowings approximated their respective fair values. The residual acquisition cost was therefore allocated to the exploration and evaluation asset.

The 7.5% non-controlling interest in Tanbreez was measured based on its proportionate share of the recognised amounts of Tanbreez’s identifiable net assets.

Following the acquisition, the exploration and evaluation asset was recognised at cost. This comprised the carrying amount attributable to CRML’s previously held 42.0% interest immediately before the acquisition, together with the portion of the acquisition cost allocated to the exploration and evaluation asset acquired through the additional 50.5% interest

29 April 2026 $
Fair value of equity instruments issued by CRML
CRML share consideration price at 29 April 2026	$11.38
Total number of shares issued to acquire the 50.5% controlling interest in Tanbreez	14,500,000
Total purchase price as at the acquisition date	165,010,000

CRML’s acquisition of 92.5% of Tanbreez
Carrying value of existing 42% interest in shares (transferred from joint ventures)	111,497,029
Additional 50.5% interest acquired on 29 April 2026	165,010,000
276,507,029
Non-controlling interest initially recognized	24,506,436
301,013,465

Net assets recognized on acquisition of Tanbreez
Cash and cash equivalent	1,762,010
Exploration and evaluations	307,495,098
Property and plant and equipment	8,139,758
Trade and other payables	(152,116)
Funding from related party – CRML	(15,407,018)
Funding from related party – European Lithium Ltd	(824,267)
Net assets recognised on acquisition	301,013,465

The acquisition of the Company’s addition 50.5% interest interest in Tanbreez was an asset acquisition where consideration was settled in CRML shares and therefore a share-based payment within the scope of IFRS 2 CRML has recognised the acquired 50.5% interest at the fair value of the assets acquired in accordance with IFRS 2 at $165m.

By its very nature, Tanbreez’s exploration and evaluation asset (E&E) does not have a readily determined fair value because IFRS 6 paragraph 5 sets out that E&E assets are those where there is not enough information to determine the technical feasibility and commercial viability of extracting a mineral resource. E&E assets, when valued, are based on a number of assumptions regarding the potential for a commercially viable resource being discovered and will be within a range of possible values and not a specific value.

Consequently, CRML has applied the rebuttable presumption within IFRS 2 that CRML’s share price should be applied when determining the fair value of the consideration paid to acquire Tanbreez’s assets and liabilities on the basis that CRML’s share price on 29 April 2026, being traded on NASDAQ, provides a reliable estimate of fair value.

CRML then allocated this consideration based on the relative fair value of the acquired assets and liabilities.

CRML has assessed that the fair value of the net acquired assets, excluding the acquired exploration assets, is the carrying value of those assets (being the cash and property, plant and equipment and payables and loans acquired).

The 7.5% non-controlling interest in Tanbreez has been measured by CRML based on the proportionate share of the fair value of Tanbreez’s identifiable net assets.

The exploration asset has been recorded at cost, being the cost of the original 42% interest plus the cost attributed to the acquired E&E attributable to the acquisition of the 50.5% interest in the E&E asset.

There were no material transaction costs in respect to the acquisition.